Summary of significant accounting policies - Intangible assets (Details)	12 Months Ended
Dec. 31, 2017
Internallygenerated intangible assets
Intangible assets
Amortization of intangible assets	10 years
Computer software
Intangible assets
Amortization of intangible assets	3 years
Maximum | Intangible assets acquired through a business combination
Intangible assets
Amortization of intangible assets	15 years
Maximum | Patents, licenses and other similar intangible assets acquired separately
Intangible assets
Amortization of intangible assets	20 years